SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred income tax assets
Operating lease liabilities	¥ 1,581,389	¥ 1,430,135
Net operating losses carried forward	202,547	217,594
Inventories	88,739	196,428
Deferred listing expenses	84,835
Other current liabilities	33,763	26,283
Loss on valuation of shares of subsidiaries	32,390
Enterprise taxes payables	30,858
Other non-current liabilities	30,491	22,409
Allowance for credit losses	27,407
Property, plant and equipment	16,277	10,453
Finance lease liabilities	9,730	6,145
Others	65,083	73,718
Subtotal	2,203,509	1,983,165
Less: valuation allowance	(137,041)	(144,361)
Total deferred income tax assets	2,066,468	1,838,804
Deferred income tax liabilities
Operating lease right-of-use assets	(1,523,570)	(1,393,680)
Capitalized interest	(51,574)	(62,406)
Others	(32,557)	(18,193)
Total deferred income tax liabilities	(1,607,701)	(1,474,279)
Deferred income tax assets, net	¥ 458,767	¥ 364,525